5. STOCKHOLDERS' DEFICIT (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Stockholders Deficit Tables
Number of Warrants Outstanding, Beginning	18,200,000	18,200,000	18,000,000
Number of Warrants Granted	2,000,000	20,000,000	10,200,000
Number of Warrants Exercised	(3,000,000)	(4,200,000)	(10,000,000)
Number of Warrants Cancelled/Forfeited	0	0	0
Number of Warrants Outstanding, Ending	17,200,000	34,000,000	18,200,000
Weighted Average Exercise Price Outstanding, Beginning	$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price Outstanding, Ending	$ 0.001	$ 0.001	$ 0.001
Weighted Average Remaining Contractual Life (in years) Outstanding	1 year 10 months 24 days	1 year 8 months 12 days	2 years 1 month 6 days
Warrants Exercisable, Ending	17,200,000	34,000,000	18,200,000
Aggregate Intrinsic Value	$ 508,000	$ 842,000	$ 801,900